Note 14 - Investments in non-consolidated companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in investments in subsidiaries joint ventures and associates [abstract]
At the beginning of the year	$ 1,608,804	$ 1,540,646
Translation differences	(47,840)	110,801	$ 7,336
Equity in earnings of non-consolidated companies	8,548	79,411
Dividends and distributions declared	(71,212)	(69,216)
Acquisition of non-consolidated companies	0	22,661
Decrease due to step-acquisition	0	(23,453)
Increase / (decrease) in equity reserves and others	45,357	(52,046)
At the end of the year	$ 1,543,657	$ 1,608,804	$ 1,540,646